PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2014
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$20,036	$16,298
Leasehold improvements	3,386	3,477
Office furniture and equipment	2,617	1,812

	26,039	21,587
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	12,765	11,309
Leasehold improvements	1,961	2,153
Office furniture and equipment	1,490	1,114

	16,216	14,576

Depreciated cost	$9,823	$7,011